Annual Total Returns- DWS Massachusetts Tax-Free Fund (Class T) [BarChart] - Class T - DWS Massachusetts Tax-Free Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.70%	8.41%	(5.03%)	9.92%	2.74%	(0.22%)	4.72%	0.09%	7.13%	4.41%